SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short Term Bank Deposits Bear Interest Average Rate	0.97%	0.81%
Restricted Short Term Deposits	$ 7,321,000	$ 10,330,000
Long Term Bank Deposits Bear Interest Average Rate	2.57%	2.54%
Restricted Long Term Deposits	6,596,000	9,251,000
Revenue from Grants	2,799,000	2,729,000	2,776,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,545,867	4,072,517	2,727,374
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Weighted Average Grant Date Fair Value	$ 3.00	$ 1.35	$ 2.69
Severance Cost	1,878,000	1,850,000	2,162,000
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	244,000	276,000	301,000
Catch Up Contribution Amount Eligible For Participants With Age 50 Or More	5,500
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees Gross Pay	6.00%
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total	0	1,303,000
Advertising Expense	342,000	329,000	442,000
Allowance For Sales Returns [Member]
Valuation Allowances and Reserves, Balance, Beginning Balance	1,288,000	1,232,000
Warranty Reserves [Member]
Valuation Allowances and Reserves, Balance, Beginning Balance	406,000	497,000
Forward Contracts [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total		1,543,000
Internal Revenue Service (Irs) [Member]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	$ 17,500	$ 17,000